Senior Convertible Debentures (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 01, 2009
Debt Instrument [Line Items]
Senior Convertible Debentures	$ 6,044,000	$ 6,064,000
Senior Convertible Debt [Member] | Senior Convertible Debentures issued December 1, 2009 [Member]
Debt Instrument [Line Items]
Senior Convertible Debentures			$ 6,100,000
Interest rate per year			8.00%
Debt Instrument, Redemption Price, Percentage	100.00%